Other Borrowed Funds (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Promissorynote Bank	Dec. 31, 2023 USD ($)
Other Borrowed Funds [Abstract]
Other borrowings	$ 39,740	$ 44,593
FHLB Advances - variable rate loans	0
Cash management advances, maximum borrowing amount	$ 100,000
Cash management advances, maturity period	90 days
Cash management advances, available borrowing amount	$ 100,000
FRB available borrowing amount	$ 54,156
Number of promissory notes payable to related parties | Promissorynote	6
Scheduled Repayments of FHLB Advances [Abstract]
2025	$ 7,936
2026	12,908
2027	11,397
2028	1,349
2029	1,733
Thereafter	4,417
Other borrowings	$ 39,740	$ 44,593
Minimum [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	1.53%
Maximum [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	4.91%
Weighted Average [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	4.02%	3.50%
Mortgage Loans [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	$ 365,491
Commercial Loans [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	33,745
FHLB Stock [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	2,866
Cash management advances, maximum borrowing amount	183,374
Cash management advances, available borrowing amount	87,635
FHLB Borrowings [Member]
Other Borrowed Funds [Abstract]
Other borrowings	37,239	$ 42,199
Scheduled Repayments of FHLB Advances [Abstract]
2025	5,435
2026	12,908
2027	11,397
2028	1,349
2029	1,733
Thereafter	4,417
Other borrowings	37,239	42,199
Promissory Notes [Member]
Other Borrowed Funds [Abstract]
Other borrowings	$ 2,501	2,394
Maturity date of promissory notes issued	Jul. 18, 2025
Notes payable to related parties	$ 2,501	$ 2,394
Notes Payable, Related Party, Type [Extensible Enumeration]	Promissory Notes [Member]	Promissory Notes [Member]
Notes payable to other banks	$ 0	$ 0
Scheduled Repayments of FHLB Advances [Abstract]
2025	2,501
2026	0
2027	0
2028	0
2029	0
Thereafter	0
Other borrowings	$ 2,501	$ 2,394
Promissory Notes [Member] | Minimum [Member]
Other Borrowed Funds [Abstract]
Interest rate	4.65%
Promissory Notes [Member] | Maximum [Member]
Other Borrowed Funds [Abstract]
Interest rate	5.25%
Promissory Notes [Member] | Weighted Average [Member]
Other Borrowed Funds [Abstract]
Weighted average interest rate	4.71%	3.79%
FHLB Line of Credit [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	$ 0
Cash management advances, maximum borrowing amount	25,000
Cash management advances, available borrowing amount	$ 25,000
Number of correspondent banks with federal funds line of credit | Bank	2
Letters of credit issued	$ 58,500	$ 52,350